Land, Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Land, Property, Plant and Equipment, Net [Abstract]
LAND, PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — LAND, PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31, 2025	December 31, 2024
Building	$3,046,014	$481,664
Office equipment	471,350	385,168
Transportation equipment	483,852	491,370
Land	948,703	698,894
Leasehold improvement	264,284	211,487
Construction in progress	—	3,387,585
Subtotal	5,214,203	5,656,168
Less: accumulated depreciation	(936,678)	(678,088)
Property and equipment, net	$4,277,525	$4,978,080

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $247,358, $284,421 and $172,152, respectively. Construction in progress as of December 31, 2024 primarily represents the new office building under construction for HUHU Japan, which is completed and transferred to building in year 2025.